Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Capital One Securities, Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2024-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2024-C_052024_Indictative.xlsx,” provided by the Company on May 24, 2024, containing information on 14,530 automobile retail installment sale contracts (“Receivables”) as of May 20, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2024-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.
•	The term "Vehicle Mapping" means email correspondence provided by the Company on June 5, 2024, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.
•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

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•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.
•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.
•	The term “Receivable File” means any file containing the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), SCRA Letter, Title Document, Insurance Document, Credit Application (not applicable for direct loans), and/or origination details screen in the Company’s servicing system. We accessed the Receivable Files in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.
•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, SCRA Letter
Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter
Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter
Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

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Attribute	Receivable File / Instructions
Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping
Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document

We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance and that there was no requirement to provide proof of insurance pursuant to its underwriting policy for the following Receivable types:

(i)	“Stip Tier 1” (“ST01”)

(ii)	“Stip Tier 2” (“ST02”) or “Stip Tier 3” (“ST03”) for which:

a.	the loan application update screen in the Company's servicing system indicates that the signed contract was received prior to April 1, 2024, or

b.	the credit report inquiry screen in the Company’s servicing system indicates the customer had an open mortgage loan and the Program in the Data File was “Pref.”

We did not observe the presence of Proof of Insurance for Sample Receivables #4, #17, #35, #40, #63, #71, #88, #103, #107, and #112 which were Stip Tier 1, 2 or 3 Receivables. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

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We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
June 7, 2024

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Exhibit A

Title Documents

Application for Certificate of Title and Registration of Motor Vehicle or Manufactured Home/Mobile Home	Direct Lien Receipt from Office of Motor Vehicle Records and Information
Application for Certificate of Title	Direct Lien Filing Record
Application for Certificate of Motor Vehicle Title	Electronic Title in the CPS Title Management System
Application for Certificate of Ownership	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title and Registration	Guarantee of Title (provided by the dealer to CPS)
Application for Certificate of Title and/or Registration	Lien Entry Form
Application for Dealer Assignment	Multi-Purpose Application
Application for Registration	MV-1
Application for Title	Notice of Security Interest
Application for Title and/or Registration	Registration and Title Application
Application for Vehicle Transaction	Report of Sale and Application for Certificate of Title
Application for Noting of Lien, Duplicate Title, or Multipurpose Use	Title & License Plate Application
Application to Title/Reg. A Vehicle	Title and Registration Application
Certificate of Title	Title Application
Dealer Guarantee of Title Delivery	Vehicle Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Services,
CPS INC	Consumer Portfolio Services
CPS.INC	Consumer Portfolio Srv, INC
CPS Inc.	Consumer Portfolio Svcs Inc
CPS, INC	Consumer Portfolio Srvcs Inc
CPS, Inc.	Consumer Portfolio Svcs, Inc
C.P.S.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
CPS Portfolio Services, INC	Consumer Portfolio Services, I
Consumer Portfolio S	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Inc	Consumer Portfolio Services LLC
Consumer Portfolio Svs	Consumer Portfolio Services Inc
Consumer Portfolio Serv	Consumer Portfolio Services Inc (CPS)
Consumer Portfolio Servs In	Consumer Portfolio ServicesInc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Svcs Q85	Consumer Portfolio Services, Inc.
Consumer Portfolio Servic	Consumer Portfolio Servives
Consumer Portfolio Service	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

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Exhibit A

Insurance Documents

30-Day Temporary ID Card	Insurance Binder
Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Personal Auto Declaration
Agreement to Furnish Insurance Policy	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Maintain Physical Damage Insurance	Insurance Card
Agreement to Provide Insurance	Insurance Certification
Amended Policy Declaration	Insurance Coverage Acknowledgment
Application for Insurance	Insurance Coverage Confirmation
Auto Insurance Confirmation	Insurance Declaration Page
Auto Insurance Coverage Summary	Insurance Verification system screenshot
Auto Insurance Policy Amended Declarations	Letter of Coverage
Certificate of Insurance	Memorandum of Insurance
Certificate of No-fault Insurance	Notice of Insurance Requirements showing insurance company name and policy number
Confirmation of Accidental Physical Damage Insurance	Notice of Property Insurance
Declaration Personal Auto Policy	Request for Confirmation of Insurance Coverage
Endorsement Page of Personal Automobile Insurance	Temporary Proof of Insurance Card
Evidence of Insurance/Lienholder Interest	Vehicle Insurance Information
Evidence of Liability Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2024C001	51	2024C051	101	2024C101
2	2024C002	52	2024C052	102	2024C102
3	2024C003	53	2024C053	103	2024C103
4	2024C004	54	2024C054	104	2024C104
5	2024C005	55	2024C055	105	2024C105
6	2024C006	56	2024C056	106	2024C106
7	2024C007	57	2024C057	107	2024C107
8	2024C008	58	2024C058	108	2024C108

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Exhibit A

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
9	2024C009	59	2024C059	109	2024C109
10	2024C010	60	2024C060	110	2024C110
11	2024C011	61	2024C061	111	2024C111
12	2024C012	62	2024C062	112	2024C112
13	2024C013	63	2024C063	113	2024C113
14	2024C014	64	2024C064	114	2024C114
15	2024C015	65	2024C065	115	2024C115
16	2024C016	66	2024C066	116	2024C116
17	2024C017	67	2024C067	117	2024C117
18	2024C018	68	2024C068	118	2024C118
19	2024C019	69	2024C069	119	2024C119
20	2024C020	70	2024C070	120	2024C120
21	2024C021	71	2024C071	121	2024C121
22	2024C022	72	2024C072	122	2024C122
23	2024C023	73	2024C073	123	2024C123
24	2024C024	74	2024C074	124	2024C124
25	2024C025	75	2024C075	125	2024C125
26	2024C026	76	2024C076	126	2024C126
27	2024C027	77	2024C077	127	2024C127
28	2024C028	78	2024C078	128	2024C128
29	2024C029	79	2024C079	129	2024C129
30	2024C030	80	2024C080	130	2024C130
31	2024C031	81	2024C081	131	2024C131
32	2024C032	82	2024C082	132	2024C132
33	2024C033	83	2024C083	133	2024C133
34	2024C034	84	2024C084	134	2024C134
35	2024C035	85	2024C085	135	2024C135
36	2024C036	86	2024C086	136	2024C136
37	2024C037	87	2024C087	137	2024C137
38	2024C038	88	2024C088	138	2024C138
39	2024C039	89	2024C089	139	2024C139
40	2024C040	90	2024C090	140	2024C140
41	2024C041	91	2024C091	141	2024C141
42	2024C042	92	2024C092	142	2024C142
43	2024C043	93	2024C093	143	2024C143
44	2024C044	94	2024C094	144	2024C144
45	2024C045	95	2024C095	145	2024C145
46	2024C046	96	2024C096	146	2024C146
47	2024C047	97	2024C097	147	2024C147
48	2024C048	98	2024C098	148	2024C148
49	2024C049	99	2024C099	149	2024C149
50	2024C050	100	2024C100	150	2024C150

1 The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
35	2024C035	Vehicle Type (New or Used)	Used	New

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